Annual Fund Operating Expenses - Voya Government Money Market Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2026
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.18%	[1]
Expenses (as a percentage of Assets)	0.53%	[1]
Fee Waiver or Reimbursement	(0.13%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.40%	[1]

[1]	Expense information has been restated to reflect current contractual rates.
[2]	Voya Investments, LLC (the “Investment Adviser”) and the distributor are contractually obligated to waive a portion of their advisory fees and distribution and/or shareholder servicing fees, as applicable, and to reimburse certain expenses of the Portfolio to the extent necessary to assist the Portfolio in maintaining a net yield of not less than zero through May 1, 2026. There is no guarantee that the Portfolio will maintain such a yield. The Investment Adviser is contractually obligated to waive 0.40% of the management fee through May 1, 2027. Termination or modification of these obligations requires approval by the Portfolio’s Board of Trustees (the “Board”).